Cost Information (Tables)	12 Months Ended
Dec. 31, 2015
Cost Information [Abstract]
Research And Development

(In millions)	2015	2014	2013

Total R&D	$5,278	$5,273	$5,461
Less customer funded R&D (principally the U.S. Government)	(803)	(721)	(711)
Less partner funded R&D	(226)	(319)	(107)
GE funded R&D	$4,249	$4,233	$4,643

Consolidated Other Cost and Expenses

NOTE 26. COST INFORMATION

RESEARCH & DEVELOPMENT

We conduct research and development (R&D) activities to continually enhance our existing products and services, develop new product and services to meet our customer’s changing needs and requirements, and address new market opportunities.

Research and development expenses are classified in cost of goods and services sold in the Statement of Earnings. In addition, research and development funding from customers, principally the U.S. government, is recorded as an offset to such costs. We also enter into research and development arrangements with unrelated investors, which are generally formed through partnerships and consolidated within GE’s financial statements. Research and development funded through consolidated partnerships is classified within net earnings/loss attributable to noncontrolling interests.

(In millions)	2015	2014	2013

Total R&D	$5,278	$5,273	$5,461
Less customer funded R&D (principally the U.S. Government)	(803)	(721)	(711)
Less partner funded R&D	(226)	(319)	(107)
GE funded R&D	$4,249	$4,233	$4,643

COLLABORATIVE ARRANGEMENTS

Our businesses enter into collaborative arrangements primarily with manufacturers and suppliers of components used to build and maintain certain engines, under which GE and these participants share in risks and rewards of these product programs. GE’s payments to participants are recorded as cost of services sold ($788 million, $873 million and $820 million for the years 2015, 2014 and 2013, respectively) or as cost of goods sold ($2,736 million, $2,660 million and $2,613 million for the years 2015, 2014 and 2013, respectively).

RENTAL EXPENSE

Rental expense under operating leases is shown below.

(In millions)	2015	2014	2013

GE	$1,258	$1,356	$1,380
GE Capital	107	123	124
	1,365	1,479	1,504
Eliminations	(169)	(223)	(198)
Total	$1,196	$1,256	$1,306

At December 31, 2015, minimum rental commitments under noncancellable operating leases aggregated $4,946 million and $310 million for GE and GE Capital, respectively. Amounts payable over the next five years follow.

(In millions)	2016	2017	2018	2019	2020

GE	$909	$819	$699	$615	$547
GE Capital	29	24	20	19	18
	938	843	719	634	565
Eliminations	(144)	(136)	(128)	(115)	(109)
Total	$794	$707	$591	$519	$456

Rental Expense
(In millions)	2015	2014	2013

GE	$1,258	$1,356	$1,380
GE Capital	107	123	124
	1,365	1,479	1,504
Eliminations	(169)	(223)	(198)
Total	$1,196	$1,256	$1,306

Rental Expenses for Next Five Years
(In millions)	2016	2017	2018	2019	2020

GE	$909	$819	$699	$615	$547
GE Capital	29	24	20	19	18
	938	843	719	634	565
Eliminations	(144)	(136)	(128)	(115)	(109)
Total	$794	$707	$591	$519	$456